Annual Operating Expenses - FidelityGNMAFund-PRO - FidelityGNMAFund-PRO - Fidelity GNMA Fund - Fidelity GNMA Fund	Sep. 29, 2023
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.45%